INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Provision for Income Taxes

year ended December 31	2020	2019	2018
(millions of Canadian $)

Current
Canada	(54)	84	65
Foreign[1]	306	615	250
	252	699	315
Deferred
Canada	(224)	(29)	49
Foreign	166	84	235
Foreign – U.S. Tax Reform and 2018 FERC Actions	—	—	(167)
	(58)	55	117
Income Tax Expense	194	754	432
1The 2019 current foreign income tax expense mainly relates to the sale of certain Columbia Midstream assets in August 2019. Refer to Note 27, Acquisitions and dispositions, for additional information.
Geographic Components of Income before Income Taxes

year ended December 31	2020	2019	2018
(millions of Canadian $)

Canada	691	1,144	433
Foreign	4,416	4,043	3,516
Income before Income Taxes	5,107	5,187	3,949
Reconciliation of Income Tax Expense

year ended December 31	2020	2019	2018
(millions of Canadian $)

Income before income taxes	5,107	5,187	3,949
Federal and provincial statutory tax rate	24.0%	26.5%	27.0%
Expected income tax expense	1,226	1,375	1,066
Valuation allowance releases	(400)	(259)	—
Foreign income tax rate differentials	(258)	(180)	(432)
Income tax differential related to regulated operations	(228)	(159)	(54)
(Income)/ loss from non-controlling interests and equity investments	(141)	(78)	50
Alberta tax rate reduction	—	(32)	—
Non-taxable portion of capital gains	(62)	(28)	(11)
Non-deductible goodwill on the Columbia Midstream asset disposition	—	154	—
U.S. Tax Reform and 2018 FERC Actions	—	—	(167)
Other	57	(39)	(20)
Income Tax Expense	194	754	432
Deferred Income Tax Assets and Liabilities

at December 31	2020	2019
(millions of Canadian $)

Deferred Income Tax Assets
Tax loss and credit carryforwards	1,389	1,046
Regulatory and other deferred amounts	532	692
Difference in accounting and tax bases of impaired assets and assets held for sale	537	538
Unrealized foreign exchange losses on long-term debt	154	260
Financial instruments	48	23
Other	70	70
	2,730	2,629
Less: Valuation allowance	243	673
	2,487	1,956
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	6,661	6,197
Equity investments	1,087	1,087
Taxes on future revenue requirement	287	232
Other	81	106
	8,116	7,622
Net Deferred Income Tax Liabilities	5,629	5,666
The above deferred tax amounts have been classified on the Consolidated balance sheet as follows:

at December 31	2020	2019
(millions of Canadian $)

Deferred Income Tax Assets
Other long-term assets (Note 13)	177	37
Deferred Income Tax Liabilities
Deferred income tax liabilities	5,806	5,703
Net Deferred Income Tax Liabilities	5,629	5,666
At December 31, 2020, the Company has recognized the benefit of non-capital loss carryforwards of $3,671 million (2019 – $1,929 million) for federal and provincial purposes in Canada, which expire from 2030 to 2040. The Company has not yet recognized the benefit of capital loss carryforwards of $253 million (2019 – $598 million) for federal and provincial purposes in Canada, with no expiry date. The Company also has Ontario minimum tax credits of $106 million (2019 – $102 million), which expire from 2026 to 2040.
At December 31, 2020, the Company has fully recognized the benefit of net operating loss carryforwards of US$849 million (2019 – US$1,098 million) for federal purposes in the U.S., which expire from 2029 to 2037.
At December 31, 2020, the Company has recognized the benefit of net operating loss carryforwards of US$13 million (2019 – US$4 million) in Mexico, which expire from 2024 to 2030.
TC Energy recorded an income tax valuation allowance of $243 million and $673 million against the deferred income tax asset balances at December 31, 2020 and 2019, respectively. The decrease in the valuation allowance in 2020 is primarily a result of the foreign exchange movement on unrecognized capital losses, realized capital gains and valuation allowance releases. At each reporting date, the Company considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. As at December 31, 2020, the Company determined there was sufficient positive evidence to conclude that it is more likely than not that the net deferred tax assets will be realized.
The Company recorded $400 million in valuation allowance releases in 2020 primarily a result of the final investment decision to proceed with the construction of the Keystone XL pipeline, the sale of the Ontario natural gas-fired power plants and the sale of a 65 per cent equity interest in Coastal GasLink LP. Refer to Note 27, Acquisitions and dispositions, for additional information on the sale of the Ontario natural gas-fired power plants and Coastal GasLink LP equity sale, and refer to Note 30, Subsequent events, for additional information on the Keystone XL pipeline.
Unremitted Earnings of Foreign Investments
Income taxes have not been provided on the unremitted earnings of foreign investments that the Company does not intend to repatriate in the foreseeable future. Deferred income tax liabilities would have increased at December 31, 2020 by approximately $684 million (2019 – $648 million) if there had been a provision for these taxes.
Income Tax Payments
Income tax payments of $252 million, net of refunds, were made in 2020 (2019 – payments, net of refunds, of $713 million; 2018 – payments, net of refunds, of $338 million).
Reconciliation of Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2020	2019	2018
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	29	19	15
Gross increases – tax positions in prior years	26	13	13
Gross decreases – tax positions in prior years	(2)	(1)	(5)
Gross increases – tax positions in current year	1	—	—
Lapse of statutes of limitations	(2)	(2)	(4)
Unrecognized Tax Benefit at End of Year	52	29	19
Subject to the results of audit examinations by taxing authorities and other legislative amendments, TC Energy does not anticipate further adjustments to the unrecognized tax benefits during the next 12 months that would have a material impact on its financial statements.
TC Energy and its subsidiaries are subject to either Canadian federal and provincial income tax, U.S. federal, state and local income tax or the relevant income tax in other international jurisdictions. The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2012. Substantially all material U.S. federal, state and local income tax matters have been concluded for years through 2014. Substantially all material Mexico income tax matters have been concluded for years through 2013.
TC Energy's practice is to recognize interest and penalties related to income tax uncertainties in Income tax expense. Income tax expense for the year ended December 31, 2020 reflects $4 million of interest expense (2019 – $4 million of interest expense; 2018 – $1 million of interest recovery). At December 31, 2020, the Company had accrued $11 million in interest expense (December 31, 2019 – $7 million). The Company incurred no penalties associated with income tax uncertainties related to Income tax expense for the years ended December 31, 2020, 2019 and 2018 and no penalties were accrued as at December 31, 2020 and 2019.
U.S. Tax Reform and FERC Actions
In 2017, U.S. Tax Reform was signed into law and the enacted U.S. federal corporate income tax rate was reduced from 35 per cent to 21 per cent effective January 1, 2018. This resulted in a remeasurement of existing deferred income tax assets and deferred income tax liabilities related to the Company's U.S. businesses to reflect the new lower income tax rate as at December 31, 2017. Given the significance of the legislation, SEC registrants were allowed to record provisional amounts at December 31, 2017 which could be adjusted as additional information became available, prepared or analyzed for a period not to exceed one year. The Company recognized further adjustments to the provisional amount in 2018.
In accordance with FERC Form 501-G and uncontested rate settlement filings, the ADIT balances for all pipelines held wholly or in part by TC PipeLines, LP were eliminated from their respective rate bases. As a result, net regulatory liabilities recorded for these assets pursuant to U.S. Tax Reform were written off, resulting in a further deferred income tax recovery of $115 million in 2018.
Under U.S. Tax Reform, the U.S. Treasury and the U.S. Internal Revenue Service issued final base erosion and anti-abuse tax regulations in 2019 and final anti-hybrid rules on April 7, 2020. The finalization of these regulations did not have a material impact on the Company's consolidated financial statements at December 31, 2020.
Mexico Tax Reform
In 2019, Mexico passed tax reform legislation related to, among other things, interest deductibility and tax reporting. These changes did not have a material impact on the Company's consolidated financial statements at December 31, 2020.
Alberta Rate Reduction
On December 9, 2020, the Government of Alberta enacted the reduction of the corporate income tax rate to eight per cent effective July 1, 2020. This change did not have a material impact on the Company's consolidated financial statements at December 31, 2020.